Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Provision (Details) [Line Items]
Operating loss carryforwards not subject to expiration	$ 8.8
Operating loss carryforwards not subject to expiration limitation	80.00%
Valuation allowance against deferred tax assets	$ 3.5	$ 2.6
Valuation allowance increased		$ 0.9
Federal [Member]
Income Tax Provision (Details) [Line Items]
Operating loss carryforwards	9.9
Operating loss carryforwards not subject to expiration	9.9
State [Member]
Income Tax Provision (Details) [Line Items]
Operating loss carryforwards	17.1
Operating loss carryforwards not subject to expiration	$ 3.5